Employee and Personnel Costs (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Employee Benefits [Abstract]
Summary of Employee Benefits

The disclosure amounts are based on the expense recognized in the consolidated statement of operations.

	2021	2020	2019
Salaries and other remuneration	(109,847)	(62,769)	(30,365)
Social security costs	(19,158)	(11,376)	(6,853)
Share-based payments	(23,632)	(1,014)	(546)
Pension costs—defined contribution plans	(8,390)	(4,543)	(2,782)
Total employee benefits	(161,027)	(79,702)	(40,546)

Key management compensation	2021	2020	2019
Short-term employee benefits	(6,459)	(4,660)	(2,530)
Post-employment benefits	(766)	(652)	(367)
Share-based payments	(13,921)	(1,014)	—
Social security contributions	(2,521)	(1,331)	(1,275)
Total	(23,666)	(7,657)	(4,172)

Summary of Employee Benefits Expenses by Function

7.1 Employee benefits expenses by function

	2021	2020	2019
Cost of goods sold	(35,959)	(23,133)	(11,382)
Research and development expenses	(10,336)	(4,145)	(2,762)
Selling, general and administrative expenses	(114,732)	(52,424)	(26,402)
Total	(161,027)	(79,702)	(40,546)